UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09303 & 811-09923

KINETICS MUTUAL FUNDS, INC. & KINETICS PORTFOLIOS TRUST
(Exact name of registrant as specified in charter)

16 New Broadway
Sleepy Hollow, NY 10591
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(800) 930-3828
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

This N-Q was originally filed on May 30, 2006 and is being re-filed solely for the purpose of including the series and class identifiers for the Kinetics Government Money Market Portfolio.

Item 1. Schedule of Investments.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Investments - March 31, 2006 (Unaudited)

COMMON STOCKS - 90.00%+		Shares	Value
Aerospace & Defense - 7.52%+
CACI International, Inc. - Class A *		179,000	$ 11,769,250
Air Freight & Logistics - 6.52%+
Expeditors International of Washington, Inc.		118,000	10,194,020
Asian Exchanges - 0.46%+
Hong Kong Exchanges & Clearing Limited		120,000	723,790
Capital Markets - 0.13%+
Internet HOLDRs Trust(1)		500	29,080
Thomas Weisel Partners Group, Inc. *		4,000	87,600
Van der Moolen Holding N.V. ADR		10,000	90,900
			207,580
Commercial Services & Supplies - 4.43%+
Comdisco Holding Company, Inc.(2)		194,400	2,867,400
Copart, Inc. *		6,000	164,700
FTI Consulting, Inc. *(2)		43,000	1,226,790
Ritchie Bros. Auctioneers Incorporated		54,000	2,673,000
			6,931,890
Communications Equipment - 0.03%+
QUALCOMM, Inc.		1,000	50,610
Computers & Peripherals - 0.08%+
Apple Computer, Inc. *		2,000	125,440
Derivative Exchanges - 4.34%+
CBOT Holdings, Inc. - Class A *(2)		10,000	1,194,000
Chicago Mercantile Exchange Holdings Inc.		5,600	2,506,000
International Securities Exchange, Inc.		74,000	3,082,100
			6,782,100
Diversified Consumer Services - 0.07%+
Apollo Group, Inc. - Class A *		2,000	105,020
Diversified Financial Services - 0.40%+
eSPEED, Inc. - Class A *		80,000	637,600
Diversified Telecommunication Services - 12.93%+
Leucadia National Corporation		300,000	17,898,000
Lynch Interactive Corporation *		1,295	2,207,975
XO Holdings Inc. *(2)		30,000	118,500
			20,224,475
European Exchanges - 0.42%+
London Stock Exchange plc		36,000	660,493
Health Care Providers & Services - 0.75%+
Emdeon Corporation *		109,000	1,177,200
Internet & Catalog Retail - 0.19%+
eBay, Inc. *		6,000	234,360
IAC/InterActiveCorp *		1,000	29,470
Overstock.com, Inc. *(2)		1,000	29,820
			293,650
Internet Software & Services - 1.32%+
Baidu.com, Inc. ADR *		200	11,214
Google Inc. - Class A *		1,800	702,000
Netease.com, Inc. ADR *(2)		4,000	98,160
NetRatings, Inc. *		90,000	1,192,500
SINA Corp *		1,000	27,900
Sohu.com, Inc. *		1,000	26,690
			2,058,464
IT Services - 14.36%+
CheckFree Corporation *		350,000	17,675,000
ManTech International Corporation - Class A *		144,000	4,783,680
			22,458,680
Leisure Equipment & Products - 0.00%+
Marvel Entertainment, Inc. *		322	6,479
Media - 23.38%+
DreamWorks Animation SKG, Inc. *		3,000	79,350
Gemstar-TV Guide International, Inc. *		600,000	1,854,000
Getty Images, Inc. *		36,600	2,740,608
Groupe Bruxelles Lambert S.A.		48,000	5,339,926
Harris Interactive, Inc. *		500,000	2,810,000
Liberty Global, Inc. - Class A *		240,707	4,927,272
Liberty Global, Inc. - Series C *		250,707	4,951,463
Pixar *		600	38,484
PrimaCom AG ADR *		610,000	1,852,875
ProQuest Company *		5,000	106,950
The Washington Post Company - Class B		15,000	11,651,250
XM Satellite Radio Holdings, Inc. - Class A *		10,000	222,700
			36,574,878
Specialists - 1.88%+
LaBranche & Co Inc. *(2)		186,000	2,940,660
U.S. Equity Exchanges - 10.78%+
Nasdaq Stock Market Inc. *		140,000	5,605,600
NYSE Group Inc. *(2)		142,000	11,253,500
			16,859,100
Wireless Telecommunication Services - 0.01%+
Sunshine PCS Corporation - Class A *		149,890	17,987

TOTAL COMMON STOCKS (Cost $101,235,973)			140,799,366

CONVERTIBLE PREFERRED STOCKS - 0.00%+
Media - 0.00%+
Adelphia Communications Corporation, 7.500% *		190,000	7,600
(Cost $583,300)
		Principal
		Amount
CONVERTIBLE BONDS - 1.02%+
Diversified Telecommunication Services - 1.02%+
Level 3 Communications, Inc., CLB
6.000%, due 3/15/2010(2)		$ 2,000,000	1,587,500
Media - 0.00%+
Adelphia Communications Corporation
6.000%, due 2/15/2006, Acquired on		200,000	4,750
2/10/2004 at $123,000 (Default Effective
8/12/2002) *
TOTAL CONVERTIBLE BONDS (Cost $1,332,222)			1,592,250

CORPORATE BONDS - 2.31%+
Diversified Telecommunication Services - 2.31%+
Level 3 Communications, Inc., CLB
12.875%, 3/15/2010^ (2)
(Cost $3,645,750)		3,600,000	3,609,000

		Shares
RIGHTS - 2.58%+
Commercial Services & Supplies - 2.58%+
Comdisco Holding Company, Inc.
Expiration Date: 12/31/2050, Strike Price $1.00 #
(Cost $3,253,775)		12,240,699	4,039,431

		Contracts
PUT OPTIONS PURCHASED- 0.01%+
Internet HOLDRs Trust
Expiration: January, 2007, Exercise Price: $70.000
(Cost $7,161)		7	7,840

		Principal
		Amount
SHORT-TERM INVESTMENTS - 3.87%+
Investment Companies - 0.03%+
First American Prime Obligations Fund - Class I		43,344	43,344
US Government Agency Issues - 3.84%+
Federal Home Loan Bank Discount Note,
4.450%, due 4/3/2006		$ 6,009,000	6,007,521
TOTAL SHORT-TERM INVESTMENTS (Cost $6,050,865)			6,050,865

INVESTMENTS PURCHASED WITH CASH PROCEEDS		Principal Amount
FROM SECURITIES LENDING - 13.93%+		or Shares

Investment Companies - 0.00%+
The AIM STIT - Liquid Assets Portfolio		30	30

Repurchase Agreements - 13.93%+
CS First Boston Repurchase Agreement,
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $5,959,501		$ 5,957,056	5,957,056
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $4,256,786		4,255,040	4,255,040
Goldman Sachs Repurchase Agreement,
4.935%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $6,470,320		6,467,660	6,467,660
Merrill Lynch Repurchase Agreement,
4.945%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $5,108,152		5,106,048	5,106,048
			21,785,804

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING			21,785,834
(Cost $21,785,834)

Total Investments (Cost $137,894,880)(a) - 113.72%+			$ 177,892,186

* - Non-income producing security.
^ - Security has a stepped rate. The rate listed is as of March 31, 2006.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at March 31, 2006. Total loaned securities had a market value of $21,052,528 at March 31, 2006.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $5,957,056
Description			Fair Value
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			$ 558,186
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 6A5, 12/25/2035			5,697,115
Total			$ 6,255,301

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $4,255,040
Description			Fair Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2, 3/25/2036			$ 2,732,147
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			195,536
GSR Mortgage Loan Trust, Series 2006-2F, Class 7A1, 1/25/2021			1,540,235
Total			$ 4,467,918

Goldman Sachs Repurchase Agreement, 4.935%, due 4/3/2006, principal amount $6,467,660
Description			Fair Value
Singapore Telecommunications, 6.375%, 12/1/2011			$ 164,982
HSBC USA Capital Trust IV, 7.530%, 12/4/2026			397,900
Pacific Life Corp, 6.600%, 9/15/2033			361,571
Natexis AMBS Company LLC, 8.440%, 6/30/2008			27,033
J.P. Morgan & Company, 6.250%, 2/15/2011			256,842
HSBC Bank PLC, 6.950%, 3/15/2011			676,787
Metlife Inc, 6.375%, 6/15/2034			259,506
Lincoln National Corp, 6.200%, 12/15/2011			76,309
JPMorgan Chase & Co, 6.750%, 2/1/2011			1,192,864
Hydro-Quebec, 6.300%, 5/11/2011			45,516
Gannett Co Inc, 6.375%, 4/1/2012			2,953,151
Chubb Corporation, 6.600%, 8/15/2018			18,050
Wisconsin Public Service, 6.125%, 8/1/2011			360,533
Total			$ 6,791,044

Merrill Lynch Repurchase Agreement, 4.945%, due 4/3/2006, principal amount $5,106,048
Description			Fair Value
Safeway Inc, 4.950%, 8/16/2010			$ 980,226
Raytheon Co, 5.500%, 11/15/2012			976,760
Kroger Co, 7.800%, 8/15/2007			639,693
Tyson Foods Inc, 8.250%, 10/1/2011			1,088,974
Safeway Inc, 7.250%, 2/1/2031			546,233
Yum! Brands Inc, 7.700%, 7/1/2012			1,130,199
Total			$ 5,362,085

(a) - The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows@:
Cost of investments	$ 141,621,129

Gross unrealized appreciation	57,214,665
Gross unrealized depreciation	(20,943,608)
Net unrealized appreciation	$ 36,271,057

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Investments - March 31, 2006 (Unaudited)

COMMON STOCKS - 80.77%+		Shares	Value
Aerospace & Defense - 6.04%+
SI International, Inc. *		6,000	$ 210,900
Asian Exchanges - 3.20%+
Osaka Securities Exchange Co., Ltd.		9	111,640
Capital Markets - 5.74%+
Nasdaq-100 Index Tracking Stock(1)		4,000	167,760
Thomas Weisel Partners Group, Inc. *		1,500	32,850
			200,610
Commercial Services & Supplies - 5.87%+
Comdisco Holding Company, Inc.		9,300	137,175
Deluxe Corporation		1,100	28,787
John H. Harland Company		1,000	39,300
			205,262
Computers & Peripherals - 5.55%+
M-Systems Flash Disk Pioneers Ltd. *		7,500	193,950
Derivative Exchanges - 4.95%+
Chicago Mercantile Exchange Holdings Inc.		200	89,500
International Securities Exchange, Inc.		2,000	83,300
			172,800
Diversified Financial Services - 2.17%+
eSPEED, Inc. - Class A *		5,000	39,850
MarketAxess Holdings, Inc. *		3,000	36,090
			75,940
Diversified Telecommunication Services - 7.94%+
IDT Corporation *		4,000	43,800
IDT Corporation - Class B *		4,000	44,280
Lynch Interactive Corporation *		61	104,005
Warwick Valley Telephone Company		1,200	25,920
XO Holdings Inc. *		15,000	59,250
			277,255
Insurance - 4.72%+
Fidelity National Financial, Inc.		4,173	148,267
Fidelity National Title Group, Inc. - Class A		730	16,622
			164,889
Internet Software & Services - 5.92%+
Digital River, Inc. *		1,000	43,610
NetRatings, Inc. *		4,000	53,000
Websense, Inc. *		4,000	110,320
			206,930
IT Services - 0.68%+
Lionbridge Technologies, Inc. *		3,000	23,730
Media - 24.94%+
Discovery Holding Company - Class A *		50	750
The E.W. Scripps Company - Class A		1,000	44,710
Gemstar-TV Guide International, Inc. *		5,000	15,450
Groupe Bruxelles Lambert S.A.		1,600	177,998
Interactive Data Corporation		8,500	199,750
Liberty Global, Inc. - Class A *		30	614
Liberty Global, Inc. - Series C *		30	592
Liberty Media Corporation - Class A *		504	4,138
Naspers Limited ADR		9,470	195,082
Navarre Corporation *(2)		5,000	21,450
PrimaCom AG ADR *		4,750	14,428
RCN Corporation *		5,545	143,615
Valassis Communications, Inc. *		1,800	52,866
			871,443
Software - 0.76%+
FactSet Research Systems, Inc.		600	26,610
U.S. Equity Exchanges - 2.27%+
NYSE Group Inc. *(2)		1,000	79,250
Wireless Telecommunication Services - 0.02%+
Sunshine PCS Corporation - Class A *		6,000	720

TOTAL COMMON STOCKS (Cost $2,014,524)			2,821,929

PREFERRED STOCKS - 0.03%+
Diversified Telecommunication Services - 0.03%+
PTV, Inc. - Series A, CLB, 10.000% *
(Cost $3,774)		487	1,025

		Principal
		Amount
CONVERTIBLE BONDS - 4.19%+
Semiconductor Equipment & Products - 4.19%+
Conexant Systems, Inc., CLB,
4.000%, due 2/1/2007
(Cost $135,797)		$ 150,000	146,437

CORPORATE BONDS - 6.46%+
Diversified Telecommunication Services - 6.46%+
Level 3 Communications, Inc., CLB,
12.875%, due 03/15/2010^(2)
(Cost $206,171)		225,000	225,563

		Shares
RIGHTS - 5.49%+
Commercial Services & Supplies - 5.49%+
Comdisco Holding Company, Inc.
Expiration Date: 12/31/2050, Strike Price $1.00 #
(Cost $245,273)		581,000	191,730

		Contracts
PUT OPTIONS PURCHASED - 0.18%+
Nasdaq-100 Index Tracking Stock
Expiration: January, 2007, Exercise Price: $38.625		28	2,730
Expiration: January, 2007, Exercise Price: $39.625		28	3,360
TOTAL PUT OPTIONS PURCHASED (Cost $22,568)			6,090
		Principal
		Amount
SHORT-TERM INVESTMENTS - 3.42%+
US Government Agency Issues - 2.66%+
Federal Home Loan Bank Discount Note,
4.455%, due 4/3/2006		$ 93,000	92,977
Variable Rate Demand Notes** - 0.76%+
U.S. Bank, N.A.,
4.573%		26,614	26,614
TOTAL SHORT-TERM INVESTMENTS (Cost $119,591)			119,591

INVESTMENTS PURCHASED WITH CASH PROCEEDS		Principal Amount
FROM SECURITIES LENDING - 9.78%+		or Shares

Repurchase Agreements - 9.78%+
CS First Boston Repurchase Agreement,
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $93,509		$ 93,471	93,471
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $66,792		66,765	66,765
Goldman Sachs Repurchase Agreement,
4.935%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $101,525		101,483	101,483
Merrill Lynch Repurchase Agreement,
4.945%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $80,151		80,118	80,118
			341,837

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING			341,837
(Cost $341,837)

Total Investments (Cost $3,089,535)(a) - 110.32%+			$ 3,854,202

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
^ - Security has a stepped rate. The rate listed is as of March 31, 2006.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at March 31, 2006. Total loaned securities had a market value of $327,711 at March 31, 2006.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $93,471
Description			Fair Value
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			$ 8,758
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 6A5, 12/25/2035			89,392
Total			$ 98,150

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $66,765
Description			Fair Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2, 3/25/2036			$ 42,869
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			3,069
GSR Mortgage Loan Trust, Series 2006-2F, Class 7A1, 1/25/2021			24,168
Total			$ 70,106

Goldman Sachs Repurchase Agreement, 4.935%, due 4/3/2006, principal amount $101,483
Description			Fair Value
Singapore Telecommunications, 6.375%, 12/1/2011			$ 2,589
HSBC USA Capital Trust IV, 7.530%, 12/4/2026			6,243
Pacific Life Corp, 6.600%, 9/15/2033			5,673
Natexis AMBS Company LLC, 8.440%, 6/30/2008			424
J.P. Morgan & Company, 6.250%, 2/15/2011			4,030
HSBC Bank PLC, 6.950%, 3/15/2011			10,619
Metlife Inc, 6.375%, 6/15/2034			4,072
Lincoln National Corp, 6.200%, 12/15/2011			1,197
JPMorgan Chase & Co, 6.750%, 2/1/2011			18,717
Hydro-Quebec, 6.300%, 5/11/2011			714
Gannett Co Inc, 6.375%, 4/1/2012			46,337
Chubb Corporation, 6.600%, 8/15/2018			283
Wisconsin Public Service, 6.125%, 8/1/2011			5,657
Total			$ 106,555

Merrill Lynch Repurchase Agreement, 4.945%, due 4/3/2006, principal amount $80,118
Description			Fair Value
Safeway Inc, 4.950%, 8/16/2010			$ 15,380
Raytheon Co, 5.500%, 11/15/2012			15,326
Kroger Co, 7.800%, 8/15/2007			10,037
Tyson Foods Inc, 8.250%, 10/1/2011			17,087
Safeway Inc, 7.250%, 2/1/2031			8,570
Yum! Brands Inc, 7.700%, 7/1/2012			17,734
Total			$ 84,134

(a) - The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows@:
Cost of investments	$ 3,157,393

Gross unrealized appreciation	1,269,334
Gross unrealized depreciation	(572,525)
Net unrealized appreciation	$ 696,809

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Portfolio of Investments - March 31, 2006 (Unaudited)

COMMON STOCKS - 83.72%+		Shares	Value
Aerospace & Defense - 1.21%+
CACI International, Inc. - Class A *		158,000	$ 10,388,500
General Dynamics Corporation		400	25,592
			10,414,092
Air Freight & Logistics - 0.42%+
C.H. Robinson Worldwide, Inc.		38,000	1,865,420
Expeditors International of Washington, Inc.		16,000	1,382,240
UTI Worldwide, Inc.		12,800	404,480
			3,652,140
Airlines - 0.05%+
China Eastern Airlines Corporation Limited ADR		25,000	403,500
Asian Exchanges - 3.47%+
Hong Kong Exchanges & Clearing Limited		3,600,000	21,713,719
Osaka Securities Exchange Co., Ltd.		584	7,244,180
Singapore Exchange Limited		400,000	990,191
			29,948,090
Asset Management - 4.74%+
Ameriprise Financial, Inc.		80	3,605
Brookfield Asset Management Inc - Class A		467,760	25,754,866
Eaton Vance Corp.		8,000	219,040
Legg Mason, Inc.		94,000	11,781,020
Power Corporation of Canada		110,000	3,155,370
			40,913,901
Auto Components - 1.04%+
Toyota Industries Corporation		220,000	8,990,654
Automobiles - 0.00%+
Great Wall Automobile Holdings Company, Limited - Class H		20,000	13,275
Beverages - 0.15%+
Anheuser-Busch Companies, Inc.		2,400	102,648
Brown-Forman Corporation - Class B		3,000	230,910
Constellation Brands, Inc. - Class A *		600	15,030
Diageo plc ADR		10,000	634,300
Pernod Ricard SA		1,200	229,913
Remy Cointreau SA		2,400	119,712
			1,332,513
Brokerage & Investment Banking - 0.36%+
The Bear Stearns Companies Inc.		4,000	554,800
Greenhill & Co., Inc.(2)		6,400	423,104
ICAP plc		48,000	373,195
Lazard Ltd - Class A(2)		36,000	1,593,000
Nomura Holdings, Inc. ADR		8,000	177,360
Refco Inc. *		24,000	6,240
			3,127,699
Chemicals - 0.01%+
Novozymes A/S - Class B		200	13,560
Potash Corporation of Saskatchewan Inc.		400	35,236
			48,796
Commercial Banks - 3.96%+
Fifth Third Bancorp		4,000	157,440
HDFC Bank Ltd. ADR		6,000	327,000
ICICI Bank Limited ADR		12,000	332,160
Macquarie Bank Limited		6,000	277,827
M&T Bank Corporation		144,000	16,436,160
State Bank of India GDR		24,000	1,278,000
The Bank of New York Company, Inc.		332,000	11,965,280
Wells Fargo and Company		53,000	3,385,110
			34,158,977
Commercial Services & Supplies - 0.03%+
Acco Brands Corporation *		658	14,608
Equifax Inc.		100	3,724
FTI Consulting, Inc. *		10,000	285,300
			303,632
Consumer Finance - 0.49%+
American Express Company		400	21,020
The Student Loan Corporation		18,000	4,194,000
			4,215,020
Derivative Exchanges - 5.23%+
CBOT Holdings, Inc. - Class A *(2)		140,000	16,716,000
Chicago Mercantile Exchange Holdings Inc.		40,000	17,900,000
International Securities Exchange, Inc.		252,000	10,495,800
			45,111,800
Diversified Consumer Services - 0.21%+
H&R Block, Inc.		82,000	1,775,300
Diversified Financial Services - 0.67%+
Pargesa Holding AG - Class B		60,000	5,785,295
Diversified Gas - 0.50%+
The Williams Companies, Inc.		200,000	4,278,000
Diversified Telecommunication Services - 3.00%+
Leucadia National Corporation		434,000	25,892,440
Electric Utilities - 7.56%+
Allegheny Energy, Inc. *		754,000	25,522,900
Huaneng Power International, Inc. ADR(2)		276,000	7,670,040
Korea Electric Power Corporation ADR		716,000	15,465,600
Sierra Pacific Resources *		1,200,000	16,572,000
			65,230,540
European Exchanges - 3.26%+
Athens Stock Exchange S.A.		24,000	378,099
Deutsche Boerse AG		60,000	8,653,385
Euronext NV		120,000	9,896,023
London Stock Exchange plc		500,857	9,189,238
OMX AB		2,000	38,262
			28,155,007
Food Products - 0.67%+
Archer-Daniels-Midland Company		86,000	2,893,900
Bunge Limited		25,400	1,415,034
Cadbury Schweppes PLC ADR		4,000	160,000
Dean Foods Company *		30,000	1,164,900
The J.M. Smucker Company		1,000	39,700
McCormick & Company, Incorporated		1,000	33,860
TreeHouse Foods, Inc. *		3,600	95,580
			5,802,974
Gaming - 1.71%+
Harrah's Entertainment, Inc.		28,000	2,182,880
Hilton Group plc ADR *		12,000	161,937
Las Vegas Sands Corp. *		32,000	1,813,120
MGM MIRAGE *		138,000	5,946,420
Wynn Resorts, Limited *(2)		60,000	4,611,000
			14,715,357
Hotels Restaurants & Leisure - 0.01%+
Carnival Corporation		2,000	94,740
Household Durables - 0.03%+
Fortune Brands, Inc.		2,800	225,764
Household Products - 0.09%+
Church & Dwight Co., Inc.		20,000	738,400
Independent Power Producers & Energy Traders - 0.92%+
Dynegy Inc. - Class A *		92,000	441,600
TXU Corporation		168,000	7,519,680
			7,961,280
Industrial Conglomerates - 0.00%+
Alleghany Corporation *		24	7,087
Insurance - 6.75%+
Arthur J. Gallagher & Co.		1,000	27,810
Berkshire Hathaway Inc. - Class B *		5,160	15,541,920
Brown & Brown, Inc.		3,600	119,520
China Life Insurance Co., Limited ADR *		4,000	204,200
Fairfax Financial Holdings Limited		2,000	214,420
Fidelity National Financial, Inc.		8,200	291,346
Fidelity National Title Group, Inc. - Class A		1,435	32,675
Markel Corporation *		12,000	4,052,160
Mercury General Corporation		2,000	109,800
Millea Holdings, Inc. ADR		12,000	1,183,560
Montpelier Re Holdings Ltd.(2)		180,000	2,934,000
The Progressive Corporation		144,000	15,013,440
Wesco Financial Corporation		1,700	678,300
White Mountains Insurance Group Ltd.		30,000	17,835,000
			58,238,151
IT Services - 0.11%+
Automatic Data Processing, Inc.		1,000	45,680
First Data Corporation		6,000	280,920
Iron Mountain Incorporated *		16,000	651,840
			978,440
Media - 4.68%+
DreamWorks Animation SKG, Inc. *		12,000	317,400
The E.W. Scripps Company - Class A		60,000	2,682,600
Groupe Bruxelles Lambert S.A.		200,000	22,249,691
Meredith Corporation		2,000	111,580
The New York Times Company - Class A		600	15,186
The Walt Disney Company		14,400	401,616
The Washington Post Company - Class B		18,800	14,602,900
			40,380,973
Metals & Mining - 2.15%+
Anglo American PLC ADR(2)		828,000	16,203,960
BHP Billiton Limited ADR		7,600	302,860
Cameco Corporation		4,800	172,800
Rio Tinto plc ADR		9,200	1,904,400
			18,584,020
Multiline Retail - 1.47%+
Sears Holdings Corporation *		96,000	12,695,040
Multi-Utilities - 2.56%+
CenterPoint Energy, Inc.		940,000	11,214,200
Reliant Energy Inc. *		920,000	9,733,600
Sempra Energy		24,000	1,115,040
			22,062,840
Oil, Gas & Consumable Fuels - 11.92%+
Canadian Natural Resources Ltd.		18,000	997,020
Canadian Oil Sands Trust		150,000	21,526,500
CNOOC Limited ADR(2)		86,000	6,723,480
El Paso Corporation		1,110,000	13,375,500
EnCana Corporation		100,000	4,673,000
Imperial Oil Ltd.		48,000	5,161,920
Nexen Inc.		75,000	4,128,000
Norsk Hydro ASA ADR		10,600	1,466,404
OAO Gazprom ADR *		30,000	2,782,500
Petro-Canada		92,000	4,378,280
PetroChina Company Limited ADR		44,000	4,617,800
Petroleo Brasileiro S.A. ADR		6,000	520,020
Shell Canada Limited		124,000	4,358,608
Statoil ASA ADR		10,000	284,800
Suncor Energy, Inc.		336,000	25,878,720
Western Oil Sands Inc. - Class A *		72,000	1,996,900
			102,869,452
Other Exchanges - 0.57%+
Australian Stock Exchange Limited		72,000	1,685,519
TSX Group Inc.		72,000	3,237,950
			4,923,469
Paper & Forest Products - 0.01%+
Pope Resources, L.P.		1,800	59,850
Pharmaceuticals - 0.03%+
Novo-Nordisk A/S ADR		3,600	223,524
Publishing - 0.84%+
Dow Jones & Company, Inc.		12,000	471,600
John Wiley & Sons, Inc. - Class B		2,000	76,410
The McGraw-Hill Companies, Inc.		42,000	2,420,040
Moody's Corporation		60,000	4,287,600
			7,255,650
Real Estate - 3.51%+
American Real Estate Partners, L.P.		204,000	9,404,400
Forest City Enterprises, Inc. - Class A		352,000	16,596,800
The St. Joe Company		4,000	251,360
Texas Pacific Land Trust(2)		18,000	2,646,000
Vornado Realty Trust		14,400	1,382,400
			30,280,960
Specialists - 1.34%+
LaBranche & Co Inc. *(2)		732,000	11,572,920
Specialty Retail - 0.00%+
Tiffany & Co.		1,000	37,540
Tobacco - 0.16%+
Altria Group, Inc.		18,000	1,275,480
British American Tobacco p.l.c. ADR		2,000	97,200
			1,372,680
Transportation Infrastructure - 0.21%+
Anhui Expressway Co., Ltd. - Class H		660,000	382,774
BAA Plc		4,000	57,613
Beijing Capital International Airport Company Limited - Class H		300,000	173,022
Jiangsu Expressway Company Ltd. - Class H		200,000	128,880
Macquarie Airports		72,000	173,706
Shenzhen Expressway Company Limited - Class H		1,200,000	471,701
Zhejiang Expressway Co., Ltd. - Class H		660,000	429,557
			1,817,253
U.S. Equity Exchanges - 7.47%+
Nasdaq Stock Market Inc. *		724,000	28,988,960
NYSE Group Inc. *(2)		448,000	35,504,000
			64,492,960
Wireless Telecommunication Services - 0.15%+
China Mobile (Hong Kong) Limited ADR		4,000	106,160
KDDI CORPORATION		200	1,068,819
NTT DoCoMo, Inc. ADR		6,000	88,620
			1,263,599
TOTAL COMMON STOCKS (Cost $580,952,084)			722,405,594
		Principal
		Amount
CONVERTIBLE BONDS - 0.08%+
Independent Power Producers & Energy Traders - 0.08%+
Calpine Corporation, CLB,
4.750%, due 11/15/2023, Acquired on 11/30/05-
3/28/06 at $530,775 (Default effective 12/20/2005)*
(Cost $531,863)		$ 1,600,000	664,000

		Contracts
CALL OPTIONS PURCHASED - 0.04%+
TXU Corporation
Expiration: January, 2007, Exercise Price: $22.500
(Cost $143,073)		142	319,500

		Principal
		Amount
SHORT-TERM INVESTMENTS - 15.85%+
US Government Agency Issues - 15.83%+
Federal Home Loan Bank Discount Note,
4.455%, due 4/3/2006		$ 136,617,000	136,583,377
Variable Rate Demand Notes** - 0.02%+
U.S. Bank, N.A.,
4.573%		194,844	194,844
TOTAL SHORT-TERM INVESTMENTS (Cost $136,778,221)			136,778,221

INVESTMENTS PURCHASED WITH CASH PROCEEDS		Principal Amount
FROM SECURITIES LENDING - 9.41%+		or Shares

Investment Companies - 0.00%+
The AIM STIT - Liquid Assets Portfolio		112	112

Repurchase Agreements - 9.41%+
CS First Boston Repurchase Agreement,
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $22,216,301		$ 22,207,187	22,207,187
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $15,868,786		15,862,276	15,862,276
Goldman Sachs Repurchase Agreement,
4.935%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $24,120,575		24,110,660	24,110,660
Merrill Lynch Repurchase Agreement,
4.945%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $19,042,576		19,034,732	19,034,732
			81,214,855

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING			81,214,967
(Cost $81,214,967)

Total Investments (Cost $799,620,208)(a) - 109.10%+			$ 941,382,282

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
+ - Calculated as a percentage of net assets.
GDR - Global Depository Receipts.
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at March 31, 2006. Total loaned securities had a market value of $79,141,592 at March 31, 2006.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $22,207,187
Description			Fair Value
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			$ 2,080,851
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 6A5, 12/25/2035			21,238,157
Total			$ 23,319,008

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $15,862,276
Description			Fair Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2, 3/25/2036			$ 10,185,114
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			728,934
GSR Mortgage Loan Trust, Series 2006-2F, Class 7A1, 1/25/2021			5,741,812
Total			$ 16,655,860

Goldman Sachs Repurchase Agreement, 4.935%, due 4/3/2006, principal amount $24,110,660
Description			Fair Value
Singapore Telecommunications, 6.375%, 12/1/2011			$ 615,033
HSBC USA Capital Trust IV, 7.530%, 12/4/2026			1,483,323
Pacific Life Corp, 6.600%, 9/15/2033			1,347,892
Natexis AMBS Company LLC, 8.440%, 6/30/2008			100,777
J.P. Morgan & Company, 6.250%, 2/15/2011			957,476
HSBC Bank PLC, 6.950%, 3/15/2011			2,522,980
Metlife Inc, 6.375%, 6/15/2034			967,409
Lincoln National Corp, 6.200%, 12/15/2011			284,470
JPMorgan Chase & Co, 6.750%, 2/1/2011			4,446,852
Hydro-Quebec, 6.300%, 5/11/2011			169,679
Gannett Co Inc, 6.375%, 4/1/2012			11,008,992
Chubb Corporation, 6.600%, 8/15/2018			67,288
Wisconsin Public Service, 6.125%, 8/1/2011			1,344,023
Total			$ 25,316,194

Merrill Lynch Repurchase Agreement, 4.945%, due 4/3/2006, principal amount $19,034,732
Description			Fair Value
Safeway Inc, 4.950%, 8/16/2010			$ 3,654,160
Raytheon Co, 5.500%, 11/15/2012			3,641,243
Kroger Co, 7.800%, 8/15/2007			2,384,697
Tyson Foods Inc, 8.250%, 10/1/2011			4,059,563
Safeway Inc, 7.250%, 2/1/2031			2,036,290
Yum! Brands Inc, 7.700%, 7/1/2012			4,213,246
Total			$ 19,989,199

(a) - The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows@:
Cost of investments	$ 802,495,577

Gross unrealized appreciation	152,101,065
Gross unrealized depreciation	(13,214,360)
Net unrealized appreciation	$ 138,886,705

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Medical Portfolio
Portfolio of Investments - March 31, 2006 (Unaudited)

COMMON STOCKS - 98.05%+		Shares	Value
Biotechnology - 33.00%+
AEterna Zentaris Inc. *		20,500	$ 135,915
Albany Molecular Research, Inc. *		8,000	81,280
Arena Pharmaceuticals, Inc. *		14,000	253,540
AVAX Technologies, Inc. *		50,000	13,500
Avigen, Inc. *(2)		21,000	108,570
Biogen Idec, Inc. *		8,250	388,575
Biomira, Inc. *		37,000	50,320
Cambridge Antibody Technology Group PLC ADR *(2)		15,000	203,100
Cell Genesys, Inc. *(2)		14,725	117,506
Cubist Pharmaceuticals, Inc. *		2,000	45,940
CuraGen Corporation *		13,000	65,130
deCODE genetics, Inc. *		11,000	95,370
Dendreon Corporation *		7,000	32,970
EntreMed, Inc. *(2)		11,000	28,710
Favrille Inc. *(2)		10,000	66,800
Genzyme Corporation *		7,038	473,094
Human Genome Sciences, Inc. *		17,000	184,790
ImmunoGen, Inc. *		6,000	26,040
Isis Pharmaceuticals, Inc. *		5,000	45,050
Isotechnika, Inc. *		15,000	26,716
Medarex, Inc. *		20,000	264,400
MedImmune, Inc. *		28,500	1,042,530
Millennium Pharmaceuticals, Inc. *		30,296	306,293
NeoRx Corporation *		27,000	35,640
Progenics Pharmaceuticals, Inc. *		2,200	58,278
QLT Inc. *		10,000	76,900
Savient Pharmaceuticals Inc. *		34,000	181,220
Serono SA ADR		12,000	208,920
Sirna Therapeutics, Inc. *		3,491	23,529
Targeted Genetics Corporation *		10,000	4,310
Vical Incorporated *		13,500	83,430
			4,728,366
Chemicals - 8.94%+
Akzo Nobel N.V. ADR		10,000	527,500
Lonza Group AG		11,000	753,922
			1,281,422
Health Care Equipment & Supplies - 0.05%+
Theragenics Corporation *		2,000	6,320
Health Care Providers & Services - 0.35%+
IMPATH Bankruptcy Liquidating Trust - Class A		26,000	50,700
Pharmaceuticals - 55.71%+
Abbott Laboratories		17,000	721,990
Altana AG ADR(2)		12,000	744,840
Antigenics, Inc. *(2)		892	2,444
Bristol-Meyers Squibb Company		15,000	369,150
China Pharmaceutical Group Limited *		1,440,000	246,831
Eli Lilly and Company		11,000	608,300
Epicept Corporation *		2,039	9,175
GlaxoSmithKline PLC ADR		20,673	1,081,405
Johnson & Johnson		7,000	414,540
MGI Pharma, Inc. *		2,000	35,000
Novartis AG ADR		21,000	1,164,240
Schering AG ADR		12,000	1,246,920
SuperGen, Inc. *		14,000	79,520
Wyeth		25,900	1,256,668
			7,981,023
TOTAL COMMON STOCKS (Cost $14,609,247)			14,047,831

RIGHTS - 0.01%+
Biotechnology - 0.01%+
OSI Pharmaceuticals, Inc. *
Expiration Date: 6/12/2008, Strike Price $1.00 #
(Cost $0)		13,932	502

		Principal
		Amount
SHORT-TERM INVESTMENTS - 1.77%+
US Government Agency Issues - 1.67%+
Federal Home Loan Bank Discount Note,
4.455%, due 4/3/2006		$ 240,000	239,941
Variable Rate Demand Notes** - 0.10%+
U.S. Bank, N.A.,
4.573%		14,134	14,134
TOTAL SHORT-TERM INVESTMENTS (Cost $254,075)			254,075

INVESTMENTS PURCHASED WITH CASH PROCEEDS		Principal Amount
FROM SECURITIES LENDING - 5.88%+		or Shares

Investment Companies - 0.00%+
The AIM STIT - Liquid Assets Portfolio		1	1

Repurchase Agreements - 5.88%+
CS First Boston Repurchase Agreement,
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $230,727		$ 230,632	230,632
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $164,806		164,738	164,738
Goldman Sachs Repurchase Agreement,
4.935%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $250,505		250,402	250,402
Merrill Lynch Repurchase Agreement,
4.945%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $197,766		197,685	197,685
			843,457

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING			843,458
(Cost $843,458)

Total Investments (Cost $15,706,780)(a) - 105.71%+			$ 15,145,866

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
ADR - American Depository Receipts.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at March 31, 2006. Total loaned securities had a market value of $800,578 at March 31, 2006.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $230,632
Description			Fair Value
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			$ 21,611
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 6A5, 12/25/2035			220,569
Total			$ 242,180

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $164,738
Description			Fair Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2, 3/25/2036			$ 105,778
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			7,570
GSR Mortgage Loan Trust, Series 2006-2F, Class 7A1, 1/25/2021			59,632
Total			$ 172,980

Goldman Sachs Repurchase Agreement, 4.935%, due 4/3/2006, principal amount $250,402
Description			Fair Value
Singapore Telecommunications, 6.375%, 12/1/2011			$ 6,387
HSBC USA Capital Trust IV, 7.530%, 12/4/2026			15,406
Pacific Life Corp, 6.600%, 9/15/2033			13,998
Natexis AMBS Company LLC, 8.440%, 6/30/2008			1,047
J.P. Morgan & Company, 6.250%, 2/15/2011			9,944
HSBC Bank PLC, 6.950%, 3/15/2011			26,202
Metlife Inc, 6.375%, 6/15/2034			10,047
Lincoln National Corp, 6.200%, 12/15/2011			2,954
JPMorgan Chase & Co, 6.750%, 2/1/2011			46,183
Hydro-Quebec, 6.300%, 5/11/2011			1,762
Gannett Co Inc, 6.375%, 4/1/2012			114,334
Chubb Corporation, 6.600%, 8/15/2018			699
Wisconsin Public Service, 6.125%, 8/1/2011			13,958
Total			$ 262,921

Merrill Lynch Repurchase Agreement, 4.945%, due 4/3/2006, principal amount $197,685
Description			Fair Value
Safeway Inc, 4.950%, 8/16/2010			$ 37,950
Raytheon Co, 5.500%, 11/15/2012			37,816
Kroger Co, 7.800%, 8/15/2007			24,766
Tyson Foods Inc, 8.250%, 10/1/2011			42,160
Safeway Inc, 7.250%, 2/1/2031			21,148
Yum! Brands Inc, 7.700%, 7/1/2012			43,757
Total			$ 207,597

(a) - The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows@:
Cost of investments	$ 15,706,780

Gross unrealized appreciation	3,602,379
Gross unrealized depreciation	(4,163,293)
Net unrealized appreciation	$ (560,914)

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Small Cap Opportunities Portfolio
Portfolio of Investments - March 31, 2006 (Unaudited)

COMMON STOCKS - 80.70%+		Shares	Value
Aerospace & Defense - 3.47%+
Armor Holdings, Inc. *		1,000	$ 58,290
Bombardier Inc. *		360,000	1,048,080
CACI International, Inc. - Class A *		86,000	5,654,500
GenCorp Inc. *(2)		10,000	205,500
			6,966,370
Air Freight & Logistics - 1.81%+
EGL, Inc. *		40,000	1,800,000
Hub Group, Inc. - Class A *		40,000	1,823,200
			3,623,200
Airlines - 0.91%+
China Eastern Airlines Corporation Limited ADR		60,000	968,400
China Southern Airlines Company Limited ADR *		60,000	862,800
			1,831,200
Asian Exchanges - 2.42%+
Hong Kong Exchanges & Clearing Limited		600,000	3,618,953
Osaka Securities Exchange Co., Ltd.		100	1,240,442
			4,859,395
Beverages - 0.14%+
Tsingtao Brewery Company Limited - Class H		200,000	278,381
Brokerage & Investment Banking - 0.33%+
Greenhill & Co., Inc. (2)		10,000	661,100
Capital Markets - 5.75%+
Amvescap Plc ADR		10,000	188,600
Calamos Asset Management, Inc. - Class A		20,000	748,000
GAMCO Investors, Inc. - Class A		1,000	39,950
Guardian Capital Group Ltd.		1,000	23,976
International Assets Holding Corporation *		8,000	82,000
Jefferies Group, Inc.		32,000	1,872,000
Nuveen Investments - Class A		63,600	3,062,340
SWS Group, Inc.		12,000	313,800
Thomas Weisel Partners Group, Inc. *		88,000	1,927,200
Van der Moolen Holding N.V. ADR		360,217	3,274,372
			11,532,238
Commercial Banks - 2.73%+
Banque du Liban et d'Outre-Mer S.A.L. (BLOM) - Class B GDR *		20,000	1,570,000
Cathay General Bancorp		12,000	451,680
Center Financial Corporation		22,000	533,060
East West Bancorp, Inc.		12,000	462,600
Farmers & Merchants Bank of Long Beach		12	68,250
First Bank of Delaware *		300,000	855,000
Hanmi Financial Corporation		24,062	434,560
Nara Bancorp, Inc.		22,000	386,100
UCBH Holdings, Inc.		22,000	416,240
Wilshire Bancorp, Inc.		16,000	297,440
			5,474,930
Commercial Services & Supplies - 1.64%+
Comdisco Holding Company, Inc.		1,200	17,700
First Advantage Corporation - Class A *		6,000	145,080
FTI Consulting, Inc. *(2)		54,000	1,540,620
Guideline, Inc. *		10,000	11,500
Loring Ward International Ltd. *		1,000	514
PICO Holdings, Inc. *		25,000	822,250
Ritchie Bros. Auctioneers Incorporated		15,000	742,500
			3,280,164
Construction & Engineering - 3.19%+
Quanta Services, Inc. *		400,000	6,408,000
Derivative Exchanges - 5.36%+
International Securities Exchange, Inc.		258,000	10,745,700
Diversified Consumer Services - 0.43%+
Sotheby's Holdings, Inc. - Class A *		30,000	871,200
Diversified Telecommunication Services - 0.39%+
Lynch Interactive Corporation *		18	30,690
NeuStar, Inc. - Class A *		1,000	31,000
XO Holdings Inc. *(2)		180,000	711,000
			772,690
Electric Utilities - 7.40%+
Allegheny Energy, Inc. *		200,000	6,770,000
China Resources Power Holdings Company Limited		100,000	72,817
Datang International Power Generation Company Limited - Class H		100,000	63,151
Huadian Power International Corporation Limited - Class H		180,000	48,137
Sierra Pacific Resources *		572,000	7,899,320
			14,853,425
Energy - 0.69%+
Siem Industries Inc. *		36,000	1,377,000
Gaming - 0.20%+
Boyd Gaming Corporation		8,000	399,520
Gas Utilities - 1.41%+
Southern Union Company		114,263	2,837,138
Holding Company - 0.32%+
BNN Investments Ltd. *		5,400	646,187
Hotels Restaurants & Leisure - 0.74%+
Triarc Companies, Inc. - Class A (2)		82,000	1,494,860
Household Durables - 0.24%+
Jarden Corporation *		14,400	473,040
Independent Power Producers & Energy Traders - 0.72%+
Dynegy Inc. - Class A *		300,000	1,440,000
Industrial Conglomerates - 0.60%+
Alleghany Corporation *		4,166	1,205,964
Insurance - 1.66%+
Covanta Holding Corporation *		6,000	100,020
Montpelier Re Holdings Ltd. (2)		80,000	1,304,000
National Western Life Insurance Company - Class A		1,200	278,748
RLI Corp.		8,000	458,400
Safety Insurance Group, Inc.		15,800	721,428
Wesco Financial Corporation		1,000	399,000
Zenith National Insurance Corp.		1,500	72,195
			3,333,791
Internet Software & Services - 0.02%+
Jupitermedia Corporation *		2,000	35,960
IT Services - 0.84%+
Anteon International Corporation *		1,500	81,840
ManTech International Corporation - Class A *		48,000	1,594,560
			1,676,400
Leisure Equipment & Products - 0.00%+
Steinway Musical Instruments, Inc. *		200	6,444
Machinery - 0.06%+
Oshkosh Truck Corporation		2,000	124,480
Media - 2.16%+
Courier Corporation		45,400	2,013,036
Gemstar-TV Guide International, Inc. *		36,000	111,240
Live Nation Inc. *		100,000	1,984,000
PrimaCom AG ADR *		54,000	164,025
Warner Music Group Corp.		3,000	65,070
			4,337,371
Metals & Mining - 2.31%+
Aber Diamond Corporation		10,000	404,700
Commercial Metals Company		28,000	1,497,720
Inmet Mining Corporation		72,000	2,144,248
Stillwater Mining Company *		36,000	592,560
			4,639,228
Multiline Retail - 0.70%+
Dillard's, Inc. - Class A		54,000	1,406,160
Multi-Utilities - 6.32%+
Aquila, Inc. *		720,000	2,872,800
CMS Energy Corporation *		172,000	2,227,400
NRG Energy, Inc. *		12,000	542,640
Reliant Energy Inc. *		666,000	7,046,280
			12,689,120
Oil, Gas & Consumable Fuels - 1.35%+
National Energy Group, Inc. *		2,000	11,120
Shell Canada Limited		3,000	105,450
UTS Energy Corporation *		430,000	2,581,068
			2,697,638
Other Exchanges - 0.37%+
IntercontinentalExchange Inc. *		10,000	690,500
New Zealand Exchange Limited		10,014	50,242
			740,742
Paper & Forest Products - 0.00%+
Pope Resources, L.P.		200	6,650
Publishing - 2.53%+
John Wiley & Sons, Inc. - Class A		24,000	908,400
R.H. Donnelley Corporation *		66,246	3,857,504
Value Line, Inc.		8,400	310,800
			5,076,704
Real Estate - 5.77%+
Alexander's, Inc. *		7,200	2,080,800
American Real Estate Partners, L.P.		156,000	7,191,600
Forest City Enterprises, Inc. - Class A		10,000	471,500
HomeFed Corporation (2)		400	25,600
SOLIDERE GDR *		800	17,944
Tejon Ranch Co. *		400	19,548
Texas Pacific Land Trust		12,000	1,764,000
United Capital Corporation *		400	9,952
			11,580,944
Road & Rail - 0.68%+
Laidlaw International, Inc.		50,000	1,360,000
Software - 0.33%+
Midway Games Inc. *(2)		72,000	663,840
Specialists - 5.67%+
LaBranche & Co Inc. *(2)		720,000	11,383,200
Tobacco - 0.15%+
Vector Group Ltd.		16,164	308,086
Transportation Infrastructure - 0.15%+
Macquarie Airports		84,000	202,657
Sichuan Expressway Co. Limited - Class H		600,000	92,794
			295,451
U.S. Equity Exchanges - 8.74%+
Nasdaq Stock Market Inc. *		240,000	9,609,600
NYSE Group Inc. *(2)		100,000	7,925,000
			17,534,600
TOTAL COMMON STOCKS (Cost $122,689,113)			161,928,511
		Principal
		Amount
CONVERTIBLE BONDS - 0.62%+
Independent Power Producers & Energy Traders - 0.62%+
Calpine Corporation, CLB,
4.750%, due 11/15/2023, Acquired on 11/30/05-
3/30/06 at $1,022,430 (Default effective 12/20/2005)*
(Cost $1,022,905)		$ 3,000,000	1,245,000

		Shares
RIGHTS - 1.19%+
Commercial Services & Supplies - 1.19%+
Comdisco Holding Company, Inc.
Expiration Date: 12/31/2050, Strike Price $1.00 #
(Cost $2,269,675)		7,200,000	2,376,000

		Principal
		Amount
SHORT-TERM INVESTMENTS - 0.16%+
Variable Rate Demand Notes** - 0.16%+
U.S. Bank, N.A.,
4.573%
(Cost $323,333)		$ 323,333	323,333

INVESTMENTS PURCHASED WITH CASH PROCEEDS		Principal Amount
FROM SECURITIES LENDING - 11.86%+		or Shares

Investment Companies - 0.00%+
The AIM STIT - Liquid Assets Portfolio		33	33

Repurchase Agreements - 11.86%+
CS First Boston Repurchase Agreement,
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $6,514,327		$ 6,511,654	6,511,654
4.925%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $4,653,090		4,651,181	4,651,181
Goldman Sachs Repurchase Agreement,
4.935%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $7,072,702		7,069,795	7,069,795
Merrill Lynch Repurchase Agreement,
4.945%, dated 3/31/2006, due 4/3/2006(3)
Repurchase price $5,583,717		5,581,417	5,581,417
			23,814,047

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS
FROM SECURITIES LENDING			23,814,080
(Cost $23,814,080)

Total Investments (Cost $150,119,106)(a) - 94.53%+			$ 189,686,924

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
+ - Calculated as a percentage of net assets.
# - Contingent value right (contingent upon profitability of company).
GDR - Global Depository Receipts.
ADR - American Depository Receipts.
CLB - Callable Security.
(1) - All or a portion of the shares have been committed as collateral for written option contracts.
(2) - This security or a portion of this security was out on loan at March 31, 2006. Total loaned securities had a market value of $23,139,338 at March 31, 2006.
(3) - Repurchase Agreements are collaterized by:

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $6,511,654
Description			Fair Value
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			$ 610,153
CS First Boston Mortgage Securities Corp., Series 2005-11, Class 6A5, 12/25/2035			6,227,512
Total			$ 6,837,665

CS First Boston Repurchase Agreement, 4.925%, due 4/3/2006, principal amount $4,651,181
Description			Fair Value
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 3A2, 3/25/2036			$ 2,986,508
CS First Boston Mortgage Securities Corp., Series 2002-P2A, Class A1, 3/25/2032			213,740
GSR Mortgage Loan Trust, Series 2006-2F, Class 7A1, 1/25/2021			1,683,630
Total			$ 4,883,878

Goldman Sachs Repurchase Agreement, 4.935%, due 4/3/2006, principal amount $7,069,795
Description			Fair Value
Singapore Telecommunications, 6.375%, 12/1/2011			$ 180,342
HSBC USA Capital Trust IV, 7.530%, 12/4/2026			434,944
Pacific Life Corp, 6.600%, 9/15/2033			395,233
Natexis AMBS Company LLC, 8.440%, 6/30/2008			29,550
J.P. Morgan & Company, 6.250%, 2/15/2011			280,754
HSBC Bank PLC, 6.950%, 3/15/2011			739,795
Metlife Inc, 6.375%, 6/15/2034			283,666
Lincoln National Corp, 6.200%, 12/15/2011			83,413
JPMorgan Chase & Co, 6.750%, 2/1/2011			1,303,918
Hydro-Quebec, 6.300%, 5/11/2011			49,754
Gannett Co Inc, 6.375%, 4/1/2012			3,228,088
Chubb Corporation, 6.600%, 8/15/2018			19,730
Wisconsin Public Service, 6.125%, 8/1/2011			394,099
Total			$ 7,423,286

Merrill Lynch Repurchase Agreement, 4.945%, due 4/3/2006, principal amount $5,581,417
Description			Fair Value
Safeway Inc, 4.950%, 8/16/2010			$ 1,071,483
Raytheon Co, 5.500%, 11/15/2012			1,067,696
Kroger Co, 7.800%, 8/15/2007			699,248
Tyson Foods Inc, 8.250%, 10/1/2011			1,190,356
Safeway Inc, 7.250%, 2/1/2031			597,087
Yum! Brands Inc, 7.700%, 7/1/2012			1,235,420
Total			$ 5,861,290

(a) - The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows@:
Cost of investments	$ 150,449,215

Gross unrealized appreciation	43,259,698
Gross unrealized depreciation	(4,021,989)
Net unrealized appreciation	$ 39,237,709

@Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Kinetics Government Money Market Portfolio
Portfolio of Investments - March 31, 2006 (Unaudited)

Principal
SHORT-TERM INVESTMENTS - 100.18%+	Amount	Value
US GOVERNMENT AGENCY ISSUES - 100.18%+
Federal Home Loan Bank Discount Note,
4.455%, due 4/3/2006	$ 993,000	$ 992,756

Total Investments (Cost $992,756) - 100.18%+		$ 992,756

+ - Calculated as a percentage of net assets.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Market Opportunities Portfolio
Portfolio of Investments - March 31, 2006 (Unaudited)

COMMON STOCKS - 41.28%+		Shares	Value
Asset Management - 3.61%+
Brookfield Asset Management Inc - Class A		800	$ 44,048
Legg Mason, Inc.		800	100,264
			144,312
Brokerage & Investment Banking - 1.88%+
Greenhill & Co., Inc.		200	13,222
Lazard Ltd - Class A		1,400	61,950
			75,172
Capital Markets - 2.73%+
Jefferies Group, Inc.		100	5,850
Nuveen Investments - Class A		1,600	77,040
Thomas Weisel Partners Group, Inc. *		1,200	26,280
			109,170
Commercial Banks - 2.71%+
The Bank of New York Company, Inc.		3,000	108,120
Derivative Exchanges - 13.54%+
CBOT Holdings, Inc. - Class A *		1,400	167,160
Chicago Mercantile Exchange Holdings Inc.		425	190,188
International Securities Exchange, Inc.		4,400	183,260
			540,608
Diversified Consumer Services - 0.15%+
Sotheby's Holdings, Inc. - Class A *		200	5,808
Other Exchanges - 0.18%+
IntercontinentalExchange Inc. *		100	6,905
Specialists - 5.70%+
LaBranche & Co Inc. *		14,400	227,664
U.S. Equity Exchanges - 10.78%+
Nasdaq Stock Market Inc. *		6,000	240,240
NYSE Group Inc. *		2,400	190,200
			430,440
TOTAL COMMON STOCKS (Cost $1,594,035)			1,648,199
		Principal
		Amount
SHORT-TERM INVESTMENTS - 57.26%+
US Government Agency Issues - 56.76%+
Federal Home Loan Bank Discount Note,
4.455%, due 4/3/2006		$ 2,267,000	2,266,442
Variable Rate Demand Notes** - 0.50%+
U.S. Bank, N.A.,
4.573%		19,731	19,731
TOTAL SHORT-TERM INVESTMENTS (Cost $2,286,173)			2,286,173

Total Investments (Cost $3,880,208)(a) - 98.54%+			$ 3,934,372

* - Non-income producing security.
** - Variable rate demand notes are considered short-term obligations and are payable on demand.
Interest rates change periodically on specified dates. The rates listed are as of March 31, 2006.
+ - Calculated as a percentage of net assets.
(a) - The cost basis of investments for federal income tax purposes at March 31, 2006 was as follows@:
Cost of investments	$ 3,880,208

Gross unrealized appreciation	91,405
Gross unrealized depreciation	(37,242)
Net unrealized appreciation	$ 54,163

@Because tax adjustments are calculated annually, the above table doesn't reflects the tax adjustments.
Since The Market Opportunities Portfolio's inception date is 1/31/06, the previous fiscal year’s federal income tax information is not applicable.

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Portfolio
Portfolio of Options Written - March 31, 2006 (Unaudited)

CALL OPTIONS WRITTEN	Contracts	Value

Internet HOLDRs Trust
Expiration: January, 2007, Exercise Price: $70.00	5	987

TOTAL OPTIONS WRITTEN		$ 987
(Premiums received $6,985)

KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Internet Emerging Growth Portfolio
Portfolio of Options Written - March 31, 2006 (Unaudited)

CALL OPTIONS WRITTEN	Contracts	Value

Nasdaq-100 Index Tracking Stock
Expiration: January, 2007, Exercise Price: $38.625	20	$ 11,400
Expiration: January, 2007, Exercise Price: $39.625	20	9,900

TOTAL OPTIONS WRITTEN		$ 21,300
(Premiums received $22,479)

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kinetics Mutual Funds, Inc. & Kinetics Portfolios Trust

By (Signature and Title)*  /s/ Peter B. Doyle _____________________
Peter B. Doyle, President

Date   4/16/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Peter B. Doyle
Peter B. Doyle, President

Date   4/16/2007

By (Signature and Title)*  /s/ Leonid Polyakov
Leonid Polyakov, Treasurer

Date   3/30/2007

* Print the name and title of each signing officer under his or her signature.